Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Oct. 15, 2023	Apr. 30, 2023	Apr. 24, 2022
Debt Instrument [Line Items]
Long-term debt		$ 43,622
Less: Unamortized debt issuance costs and discounts	$ (7,301)	(6,367)	$ (109)
Total	44,202	37,255	23,946
Current portion of long-term notes payable	(2,243)	(1,044)	(10,126)
Long-term notes payable	41,959	36,211	13,820
PPP and SBA loans
Debt Instrument [Line Items]
Long-term debt	500	500	8,789
Term loans
Debt Instrument [Line Items]
Long-term debt	25,000	22,500	5,598
Equipment loan
Debt Instrument [Line Items]
Long-term debt	16,500	11,500	0
Convertible notes
Debt Instrument [Line Items]
Long-term debt	5,000	5,000	5,000
Finance obligations
Debt Instrument [Line Items]
Long-term debt	4,397	3,995	4,488
Total	665
Other
Debt Instrument [Line Items]
Long-term debt	$ 106	$ 127	$ 180